Annual Fund Operating Expenses - First Trust Indxx Medical Devices ETF - First Trust Indxx Medical Devices ETF	Jun. 21, 2021
Operating Expenses:
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.70%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.